UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05951

Exact name of registrant as specified in charter:	Special Money Market Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	6/30/2005

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Special Money Market Fund, Inc. Money Market Series

Schedule of Investments as of September 30, 2004 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit - Yankee 3.5%
	Danske Bank
$ 2,000	1.29%, 10/18/04	$1,999,991
	HSH Nordbank AG NY
3,000	1.585%, 10/1/04(a)	2,999,749

		4,999,740
Commercial Paper 41.0%
	Alianz Finance Corp.
3,199	1.6%, 10/1/04	3,199,000
	American Honda Finance Corp.
1,000	1.8%, 11/9/04	998,050
	Cafco LLC
7,000	1.81%, 11/16/04	6,983,810
	Falcon Asset Securitization Corp.
3,000	1.8%, 10/22/04	2,996,859
	Household Finance Corp.
5,000	1.79%, 11/10/04	4,990,056
	Independence Funding LLC
2,000	1.79%, 10/25/04	1,997,613
5,100	1.79%, 10/27/04	5,093,407
	ING U.S. Funding LLC
1,400	1.62%, 10/1/04	1,400,000
	Long Lane Master Trust IV
3,000	1.8%, 10/22/04	2,996,850
	Market Street Funding Corp.
6,595	1.8%, 10/22/04	6,588,094
	New Center Asset Trust
7,000	1.82%, 11/16/04	6,983,721
	Preferred Receivables Funding Corp.
1,380	1.8%, 10/21/04	1,378,620
5,600	1.79%, 10/22/04	5,594,153
	Spintab Swedmortgage AB
7,000	1.86%, 11/24/04	6,980,575

		58,180,808
Other Corporate Obligations 19.7%
	American Express Credit Corp.
2,000	1.746%, 10/5/04(a)	2,000,000
	Bayerische Landesbank
1,000	1.96%, 10/1/04(a)	1,000,172
	General Electric Capital Corp.
5,000	1.868%, 10/18/04(a)	5,000,000
	Goldman Sachs Group, Inc.
7,000	2.03%, 12/15/04(a)	7,000,000
	Merrill Lynch & Co., Inc.
5,000	1.90%, 10/12/04(a)	5,000,000
	Metropolitan Life Insurance Co.
2,000	1.71%, 10/4/04(a)(b) (cost $2,000,000; purchased 10/01/03)	2,000,000
	Morgan Stanley Dean Witter Co.
5,000	1.88%, 10/15/04(a)	5,000,000
	Pacific Life Insurance Co.

Special Money Market Fund, Inc. Money Market Series

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
1,000	2.00%, 12/16/04(a)(b) (cost $1,000,000; purchased 7/1/03 - 12/15/03)	1,000,000

		28,000,172
U.S. Government Agency Obligation 25.8%
	Federal Home Loan Banks
1,000	1.898%, 12/14/04	996,115
1,166	1.888%, 12/20/04	1,161,129
1,000	1.45%, 3/11/05	1,000,000
4,000	1.35%, 4/15/05	4,000,000
	Federal National Mortgage Assoc.
10,148	1.774%, 11/10/04	10,128,042
7,000	1.856%, 12/1/04	6,978,057
1,450	1.866%, 12/1/04	1,445,430
7,000	1.872%, 12/6/04	6,976,066
4,000	1.40%, 3/29/05	4,000,000

		36,684,839
Repurchase Agreement 9.9%
14,000	Goldman, Sachs & Co., Inc. 1.82%, dated 9/28/04, due 10/5/04 in the amount of $14,004,954, (cost $14,000,000; the value of the collateral including interest was $14,280,000)(d)	14,000,000

	Total Investments 99.9% (amortized cost $141,865,559)(c)	141,865,559
	Other assets in excess of liabilities 0.1%	150,792

	Net Assets 100%	$142,016,351

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(b)	Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $3,000,000, and is approximately 2.1% of net assets.

(c)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

(d)	Repurchase agreements are collateralized by United States Treasury or federal obligations.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 was as follows:

Federal Credit Agencies	25.9%
Asset-Backed Securities	23.6
Security Brokers & Dealers	21.8
Commercial Banks	10.2
Mortgage Bankers	4.9
Life Insurance	4.4
Short-Term Business Credit	3.5
Personal Credit	3.5
Finance Services	1.4
Motor Vehicle Parts	0.7

99.9
Other assets in excess of liabilities	0.1

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Money Market Fund, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.